UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 124.10%
Accommodation - 0.30%
Marriott International, Inc. - Class A	8,394	$572,051

Administrative and Support Services - 2.53%
Gartner, Inc. (a)	15,080	1,242,592
ManpowerGroup, Inc.	8,600	665,984
Paychex, Inc.	44,582	2,291,069
Robert Half International, Inc.	15,047	592,701
		4,792,346
Air Transportation - 3.42%
Delta Air Lines, Inc.	37,613	1,814,451
Hawaiian Holdings, Inc. (a)	36,989	1,591,267
JetBlue Airways Corp. (a)	43,103	948,266
Southwest Airlines Co.	30,227	1,268,023
United Continental Holdings, Inc. (a)	14,963	856,781
		6,478,788
Amusement, Gambling, and Recreation Industries - 0.26%
Six Flags Entertainment Corp.	9,530	484,696

Animal Production and Aquaculture - 1.72%
Cal-Maine Foods, Inc.	60,904	3,251,056

Beverage and Tobacco Product Manufacturing - 1.35%
Coca-Cola Enterprises, Inc.	52,659	2,554,488

Broadcasting (except Internet) - 3.04%
Comcast Corp. - Class A	45,945	2,652,404
Starz - Class A (a)	58,558	1,475,076
Viacom, Inc. - Class B	44,350	1,634,298
		5,761,778
Building Material and Garden Equipment and Supplies Dealers - 0.88%
Home Depot, Inc.	13,428	1,666,683

Chemical Manufacturing - 11.82%
AbbVie, Inc.	84,857	4,634,041
Clorox Co.	14,658	1,853,064
Coty, Inc. - Class A	97,329	2,771,930
Dow Chemical Co.	32,573	1,583,373
Gilead Sciences, Inc.	61,707	5,383,935
Insys Therapeutics, Inc. (a)	64,169	1,121,674
Jazz Pharmaceuticals PLC (a)(b)	12,540	1,524,613
Monsanto Co.	10,610	954,794
Trinseo SA (a)(b)	24,885	741,822
United Therapeutics Corp. (a)	14,717	1,794,591
		22,363,837
Clothing and Clothing Accessories Stores - 0.96%
Abercrombie & Fitch Co. - Class A	62,401	1,812,749

Computer and Electronic Product Manufacturing - 9.30%
Amkor Technology, Inc. (a)	144,187	729,586
Apple, Inc.	68,170	6,591,356
Garmin Ltd. (b)	21,140	856,381
HP, Inc.	106,230	1,135,599
Intel Corp.	60,187	1,780,933
Jabil Circuit, Inc.	53,714	1,119,937
LivaNova PLC (a)(b)	26,417	1,490,976
NVIDIA Corp.	68,829	2,158,477
Texas Instruments, Inc.	32,670	1,732,163
		17,595,408

Construction of Buildings - 0.54%
Lennar Corp. - Class A	24,382	1,022,581

Credit Intermediation and Related Activities - 9.57%
Bank of America Corp.	310,156	3,883,153
Citizens Financial Group, Inc.	25,120	483,058
Discover Financial Services	62,273	2,890,713
Fifth Third Bancorp	45,496	694,269
JPMorgan Chase & Co.	104,456	5,880,872
KeyCorp	88,058	929,012
SunTrust Banks, Inc.	31,213	1,035,647
Western Union Co.	127,109	2,321,010
		18,117,734
Data Processing, Hosting and Related Services - 2.00%
Citrix Systems, Inc. (a)	31,798	2,246,529
Rackspace Hosting, Inc. (a)	71,136	1,531,558
		3,778,087
Fabricated Metal Product Manufacturing - 1.09%
BWX Technologies, Inc.	22,180	707,542
Crown Holdings, Inc. (a)	10,175	476,699
Smith & Wesson Holding Corp. (a)	34,380	871,877
		2,056,118
Food and Beverage Stores - 0.67%
Core-Mark Holding Company, Inc.	10,187	750,068
Whole Foods Market, Inc.	16,250	508,788
		1,258,856
Food Manufacturing - 3.51%
Dean Foods Co.	157,650	3,041,069
Tyson Foods, Inc. - Class A	55,598	3,599,971
		6,641,040
Food Services and Drinking Places - 2.26%
McDonald's Corp.	32,010	3,751,252
Sonic Corp.	17,650	518,381
		4,269,633
Furniture and Related Product Manufacturing - 0.89%
Herman Miller, Inc.	25,328	660,808
Tempur Sealy International, Inc. (a)	17,744	1,023,296
		1,684,104
General Merchandise Stores - 2.68%
Big Lots, Inc. (c)	40,196	1,625,928
Target Corp.	10,821	848,907
Wal-Mart Stores, Inc.	39,253	2,604,045
		5,078,880
Health and Personal Care Stores - 2.52%
Express Scripts Holdings Co. (a)	21,905	1,541,674
McKesson Corp.	10,150	1,579,543
Owens & Minor, Inc.	41,663	1,641,939
		4,763,156
Insurance Carriers and Related Activities - 7.63%
Aetna, Inc.	16,370	1,778,273
Alleghany Corp. (a)	2,540	1,178,509
First American Financial Corp.	32,846	1,216,287
Lincoln National Corp.	33,001	1,205,527
Molina Healthcare, Inc. (a)(c)	25,555	1,585,432
Old Republican International Corp.	71,402	1,270,956
Primerica, Inc.	21,962	926,577
UnitedHealth Group, Inc.	12,675	1,509,593
Unum Group	42,390	1,209,387
Voya Financial, Inc.	87,097	2,557,167
		14,437,708
Machinery Manufacturing - 3.23%
Brunswick Corp.	16,078	683,958
Dril-Quip, Inc. (a)	41,270	2,238,898
General Electric Co. (c)	109,801	3,199,601
		6,122,457

Merchant Wholesalers, Durable Goods - 4.17%
Arrow Electronics, Inc. (a)	20,570	1,175,781
Avnet, Inc.	28,742	1,182,734
LKQ Corp. (a)	51,148	1,411,685
O'Reilly Automotive, Inc. (a)	5,960	1,551,506
Reliance Steel & Aluminum Co.	15,774	960,479
VWR Corp. (a)	65,533	1,599,005
		7,881,190
Merchant Wholesalers, Nondurable Goods - 0.98%
AmerisourceBergen Corp.	21,376	1,851,589

Nonmetallic Mineral Product Manufacturing - 1.17%
Headwaters, Inc. (a)	31,232	550,308
Sherwin-Williams Co.	2,524	682,742
USG Corp. (a)	46,146	982,910
		2,215,960
Nonstore Retailers - 2.01%
Amazon.com, Inc. (a)	2,800	1,547,056
World Fuel Services Corp.	48,189	2,255,727
		3,802,783
Paper Manufacturing - 0.43%
Packaging Corporation of America	16,856	817,516

Performing Arts, Spectator Sports, and Related Industries - 0.37%
Boyd Gaming Corp. (a)	40,236	696,887

Personal and Laundry Services - 1.13%
Healthcare Services Group, Inc.	15,494	549,727
Shutterfly, Inc. (a)	35,630	1,583,397
		2,133,124
Petroleum and Coal Products Manufacturing - 3.76%
Owens Corning	24,366	1,045,789
Tesoro Corp.	25,847	2,085,336
Valero Energy Corp.	31,564	1,896,365
Western Refining, Inc.	78,419	2,091,435
		7,118,925
Primary Metal Manufacturing - 0.50%
Worthington Industries, Inc.	30,601	951,997

Professional, Scientific, and Technical Services - 10.32%
Allscripts Healthcare Solutions, Inc. (a)	129,294	1,618,761
Amgen, Inc.	33,826	4,812,764
Computer Sciences Corp.	75,306	2,169,565
F5 Networks, Inc. (a)	11,780	1,132,883
Fluor Corp.	22,577	1,039,445
Jacobs Engeneering Group, Inc. (a)	20,204	780,885
Leidos Holdings, Inc.	49,467	2,137,964
MasterCard, Inc. - Class A	23,702	2,060,178
PRA Health Sciences, Inc. (a)	18,766	810,128
Sykes Enterprises, Inc. (a)	19,263	586,944
VMware, Inc. - Class A (a)	47,159	2,381,057
		19,530,574
Publishing Industries (except Internet) - 6.01%
Aspen Technology, Inc. (a)	64,103	2,113,475
Cogent Communications Holdings, Inc.	14,060	516,002
Mentor Graphics Corp.	110,396	2,108,564
Microsoft Corp.	36,561	1,860,224
MicroStrategy, Inc. - Class A (a)	13,474	2,167,832
New York Times Co. - Class A	73,316	921,582
Thomson Reuters Corp. (b)	45,910	1,680,306
		11,367,985

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.04%
CBOE Holdings, Inc.	10,981	686,313
E*TRADE Financial Corp. (a)	73,490	1,724,075
INC Research Holdings, Inc. - Class A (a)	7,170	284,506
Intercontinental Exchange, Inc.	5,101	1,216,384
Morgan Stanley	40,601	1,002,845
Morningstar, Inc.	10,610	842,328
		5,756,451
Specialty Trade Contractors - 0.45%
EMCOR Group, Inc.	18,764	860,705

Support Activities for Agriculture and Forestry - 0.26%
Fresh Del Monte Produce, Inc. (b)	12,349	495,318

Support Activities for Mining - 2.46%
Noble Corp. PLC (b)	274,380	2,285,585
Rowan Companies PLC - Class A (b)	177,260	2,361,104
		4,646,689
Telecommunications - 2.58%
NeuStar, Inc. - Class A (a)	84,670	2,105,743
Verizon Communications, Inc.	54,742	2,777,062
		4,882,805
Transportation Equipment Manufacturing - 6.51%
B/E Aerospace, Inc.	13,670	596,285
Boeing Co.	30,605	3,616,899
Ford Motor Co.	132,840	1,661,828
General Dynamics Corp.	6,812	928,271
Honeywell International, Inc.	27,799	2,817,430
Huntington Ingalls Industries, Inc.	7,465	978,363
Visteon Corp.	24,719	1,728,352
		12,327,428
Utilities - 4.60%
CenterPoint Energy, Inc.	125,517	2,338,382
Exelon Corp.	55,962	1,762,243
Laclede Group, Inc.	12,127	794,561
Pinnacle West Capital Corp.	20,320	1,398,626
Southwest Gas Corp.	14,773	901,153
UGI Corp.	41,104	1,519,204
		8,714,169
Wholesale Electronic Markets and Agents and Brokers - 0.69%
Tech Data Corp. (a)	18,621	1,311,105

Wood Product Manufacturing - 0.49%
Universal Forest Products, Inc.	12,037	923,479
TOTAL COMMON STOCKS (Cost $231,947,078)		234,850,913

REAL ESTATE INVESTMENT TRUSTS* - 5.47%
Corrections Corp. of America	29,843	863,358
CubeSmart	28,980	866,502
DiamondRock Hospitality Co.	126,911	1,129,507
Empire State Realty Trust, Inc. - Class A	54,220	850,170
Host Hotels & Resorts, Inc.	65,975	1,010,077
Lamar Advertising Co. - Class A	19,949	1,139,686
Liberty Property Trust	29,318	846,704
Mack-Cali Realty Corp.	15,642	311,276
Monogram Residential Trust, Inc.	66,593	604,664
RLJ Lodging Trust	52,953	1,110,425
Ryman Hospitality Properties, Inc.	13,885	664,675
Sovran Self Storage, Inc.	9,020	960,089
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,394,801)		10,357,133

SHORT-TERM INVESTMENTS - 2.69%
AIM STIT-STIC Prime Portfolio, 0.420% (c)(d)	5,088,740	5,088,740
TOTAL SHORT-TERM INVESTMENTS (Cost $5,088,740)		5,088,740

Total Investments (Cost $247,430,619) - 132.26%		250,296,786
Liabilities in Excess of Other Assets - (32.26)%		(61,050,213)
TOTAL NET ASSETS - 100.00%		$189,246,573

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $237,688,206, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	Variable rate security; the rate shown below represents the rate at February 29, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 29, 2016 (Unaudited)

	Shares	Value
AAON, Inc.	(15,390)	$(381,672)
ACADIA Pharmaceuticals, Inc.	(21,790)	(376,095)
Advance Auto Parts, Inc.	(2,540)	(377,038)
Air Lease Corp. - Class A	(12,980)	(390,049)
Aircastle Ltd. (a)	(19,240)	(385,954)
AmTrust Financial Services, Inc.	(25,140)	(614,673)
Anadarko Petroleum Corp.	(13,334)	(506,025)
Arthur J. Gallagher & Co.	(20,905)	(833,064)
Ascena Retail Group, Inc.	(47,050)	(397,572)
Bluebird Bio, Inc.	(6,965)	(321,922)
BorgWarner, Inc.	(5,081)	(166,047)
Brookdale Senior Living, Inc.	(32,550)	(467,744)
Cabela's, Inc.	(8,220)	(394,396)
CalAtlantic Group, Inc.	(11,590)	(351,641)
Capitol Federal Financial, Inc.	(23,370)	(293,761)
Charter Communications, Inc. - Class A	(4,430)	(795,451)
Cheniere Energy, Inc.	(14,500)	(518,376)
Chipotle Mexican Grill, Inc.	(570)	(290,221)
Colfax Corp.	(16,570)	(419,387)
CommScope Holding Company, Inc.	(18,910)	(476,343)
Concho Resources, Inc.	(5,655)	(510,307)
Cooper Companies, Inc.	(5,772)	(825,165)
Cornerstone OnDemand, Inc.	(17,473)	(503,222)
Cypress Semiconductor Corp.	(20,171)	(160,965)
CyrusOne, Inc.	(10,760)	(426,526)
Demandware, Inc.	(16,631)	(576,929)
Dillard's, Inc. - Class A	(4,120)	(344,803)
Dollar Tree, Inc.	(4,931)	(395,713)
Edgewell Personal Care Co.	(9,036)	(690,802)
Endo International PLC (a)	(9,118)	(381,224)
Endurance Specialty Holdings Ltd. (a)	(5,240)	(326,295)
Envision Healthcare Holdings, Inc.	(3,054)	(67,157)
FireEye, Inc.	(41,105)	(696,319)
FMC Corp.	(8,038)	(302,550)
Freeport-McMoRan, Inc. - Class B	(28,910)	(220,583)
Generac Holdings, Inc.	(9,620)	(334,199)
GEO Group, Inc.	(15,276)	(443,615)
Golar LNG Ltd. (a)	(29,853)	(547,206)
Gulfport Energy Corp.	(21,201)	(508,824)
Halyard Health, Inc.	(8,210)	(209,519)
Harris Corp.	(6,620)	(516,493)
HCP, Inc.	(14,386)	(425,538)
Houghton Mifflin Harcourt Co.	(16,832)	(316,610)
HubSpot, Inc.	(14,090)	(586,989)
Intercept Pharmaceuticals, Inc.	(4,760)	(530,168)
Intra-Cellular Therapies, Inc.	(8,294)	(233,227)
Investors Bancorp, Inc.	(57,080)	(646,146)
Kate Spade & Co.	(17,740)	(351,606)
Kennametal, Inc.	(21,620)	(435,211)
Kennedy-Wilson Holdings, Inc.	(23,167)	(440,637)
Kite Pharma, Inc.	(8,998)	(402,391)
KLX, Inc.	(14,523)	(406,499)
Las Vegas Sands Corp.	(7,220)	(348,582)
LendingClub Corp.	(57,135)	(498,789)
Liberty Ventures - Class A	(10,881)	(399,224)
Macquarie Infrastructure Corp.	(9,354)	(571,062)
Macy's, Inc.	(9,540)	(412,223)
Marriott Vacations Worldwide Corp.	(3,900)	(236,145)
Marvell Technology Group Ltd. (a)	(42,550)	(406,353)
Masonite International Corp. (a)	(6,470)	(372,090)

MAXIMUS, Inc.	(10,499)	(516,236)
Medical Properties Trust, Inc.	(32,950)	(381,232)
Medicines Co.	(14,660)	(471,466)
Middleby Corp.	(4,139)	(383,271)
Monster Beverage Corp.	(3,278)	(411,389)
National Fuel Gas Co.	(16,137)	(737,138)
Netflix, Inc.	(4,120)	(384,849)
NetScout Systems, Inc.	(23,158)	(478,676)
Neurocrine Biosciences, Inc.	(14,403)	(529,742)
Nevro Corp.	(4,490)	(258,624)
New Relic, Inc.	(19,293)	(513,580)
Nordson Corp.	(5,320)	(381,284)
NorthStar Asset Management Group, Inc.	(43,480)	(475,236)
Northwest Bancshares, Inc.	(15,230)	(191,746)
NOW, Inc.	(26,684)	(431,747)
Olin Corp.	(17,610)	(266,968)
OneMain Holdings, Inc.	(16,340)	(368,794)
OSI Systems, Inc.	(7,780)	(469,679)
PacWest Bancorp	(13,906)	(447,495)
Pandora Media, Inc.	(56,700)	(579,474)
Park National Corp.	(2,610)	(222,346)
Pattern Energy Group, Inc. - Class A	(32,580)	(553,208)
Penumbra, Inc.	(3,840)	(179,021)
Physicians Realty Trust	(25,235)	(433,537)
Platform Specialty Products Corp.	(40,660)	(288,279)
Popular, Inc. (a)	(11,850)	(314,025)
Post Holdings, Inc.	(6,790)	(471,633)
PriceSmart, Inc.	(6,678)	(515,942)
Proofpoint, Inc.	(11,544)	(540,721)
Puma Biotechnology, Inc.	(6,679)	(299,086)
Qorvo, Inc.	(11,270)	(508,051)
Radius Health, Inc.	(16,171)	(473,810)
Reynolds American, Inc.	(8,478)	(427,546)
Rice Energy, Inc.	(56,777)	(520,077)
Royal Gold, Inc.	(5,950)	(275,902)
RSP Permian, Inc.	(20,840)	(498,284)
Santander Consumer USA Holdings, Inc.	(40,190)	(411,948)
SBA Communications Corp.	(7,569)	(718,222)
SLM Corp.	(70,700)	(412,887)
Southern Copper Corp.	(11,660)	(279,140)
Spectrum Brands Holdings, Inc.	(4,810)	(460,654)
Sprouts Farmers Market, Inc.	(28,797)	(820,139)
SS&C Technologies Holdings, Inc.	(8,678)	(505,841)
SunPower Corp.	(11,230)	(265,253)
Tahoe Resources, Inc. (a)	(33,070)	(305,567)
Team Health Holdings, Inc.	(12,950)	(577,182)
TESARO, Inc.	(7,890)	(319,229)
Tesla Motors, Inc.	(2,421)	(464,663)
TFS Financial Corp.	(49,209)	(831,631)
Time, Inc.	(8,850)	(124,785)
Tribune Media Co.	(3,860)	(138,574)
Trimble Navigation Ltd.	(20,283)	(471,783)
Twenty-First Century Fox, Inc. - Class B	(30,555)	(829,874)
Ultragenyx Pharmaceutical, Inc.	(7,371)	(449,557)
Under Armour, Inc. - Class A	(4,160)	(348,150)
United Bankshares, Inc.	(11,872)	(415,995)
Univar, Inc.	(24,360)	(383,183)
Valley National Bancorp	(40,903)	(368,127)
Vector Group Ltd.	(20,364)	(473,055)
Verisk Analytics, Inc - Class A	(6,400)	(466,176)
Viavi Solutions, Inc.	(72,030)	(470,355)
Waddell & Reed Financial, Inc. - Class A	(19,036)	(445,823)
WageWorks, Inc.	(10,540)	(507,712)
WEC Energy Group, Inc.	(15,429)	(869,425)
WhiteWave Foods Co.	(12,761)	(494,106)
Workday, Inc. - Class A	(9,200)	(556,140)

Wright Medical Group NV (a)	(18,110)	(309,500)
Wynn Resorts Ltd.	(4,090)	(337,343)
XPO Logistics, Inc.	(14,707)	(364,145)
Yahoo!, Inc.	(18,237)	(579,754)
Yelp, Inc. - Class A	(28,743)	(581,759)
Zayo Group Holdings, Inc.	(31,794)	(752,882)
Zebra Technologies Corp. - Class A	(8,918)	(550,954)
Zendesk, Inc.	(29,759)	(544,589)
Zimmer Biomet Holdings, Inc.	(8,130)	(787,065)
Total Securities Sold Short (Proceeds $69,124,362)		$(59,958,598)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 87.48%
Accommodation - 0.64%
Marriott International, Inc. - Class A	1,058	$72,103

Administrative and Support Services - 3.59%
Gartner, Inc. (a)	1,060	87,344
ManpowerGroup, Inc.	1,063	82,319
Paychex, Inc.	1,670	85,821
Robert Half International, Inc.	1,897	74,723
ServiceMaster Global Holdings, Inc. (a)	1,893	71,801
		402,008
Air Transportation - 2.40%
Delta Air Lines, Inc.	1,769	85,337
Hawaiian Holdings, Inc. (a)	1,331	57,260
JetBlue Airways Corp. (a)	1,641	36,102
United Continental Holdings, Inc. (a)	1,580	90,470
		269,169
Amusement, Gambling, and Recreation Industries - 0.56%
Six Flags Entertainment Corp.	1,221	62,100

Animal Production and Aquaculture - 0.82%
Cal-Maine Foods, Inc.	1,710	91,280

Beverage and Tobacco Product Manufacturing - 0.82%
Coca-Cola Enterprises, Inc.	1,894	91,878

Broadcasting (except Internet) - 0.76%
Starz - Class A (a)	3,374	84,991

Building Material and Garden Equipment and Supplies Dealers - 0.65%
Home Depot, Inc.	584	72,486

Chemical Manufacturing - 5.99%
Chemtura Corp. (a)	3,560	89,819
Clorox Co. (c)	470	59,417
Coty, Inc. - Class A	1,825	51,976
Dow Chemical Co.	1,899	92,310
Emergent BioSolutions, Inc. (a)	2,079	70,333
Gilead Sciences, Inc.	944	82,364
Jazz Pharmaceuticals PLC (a)(b)	607	73,799
Mallinckrodt PLC (a)(b)	1,210	78,686
United Therapeutics Corp. (a)	590	71,945
		670,649
Clothing and Clothing Accessories Stores - 1.44%
Abercrombie & Fitch Co. - Class A	3,154	91,624
Express, Inc. (a)	4,018	69,230
		160,854

Computer and Electronic Product Manufacturing - 6.29%
Apple, Inc.	822	79,479
HP, Inc.	7,140	76,327
Intel Corp.	2,500	73,975
Jabil Circuit, Inc. (c)	3,980	82,983
LivaNova PLC (a)(b)	1,530	86,354
NVIDIA Corp.	2,450	76,832
Sanmina Corp. (a)	3,907	80,484
Teradyne, Inc.	3,855	73,553
Texas Instruments, Inc.	1,394	73,910
		703,897
Construction of Buildings - 1.46%
DR Horton, Inc.	3,049	81,469
Lennar Corp. - Class A	1,950	81,783
		163,252
Credit Intermediation and Related Activities - 8.57%
American Express Co.	1,460	81,147
Bank of America Corp.	7,548	94,500
BankUnited, Inc.	2,750	88,330
Capital One Financial Corp.	1,218	80,059
Citizens Financial Group, Inc.	4,550	87,497
Discover Financial Services	1,710	79,378
EverBank Financial Corp.	7,064	91,973
JPMorgan Chase & Co.	1,540	86,702
SVB Financial Group (a)	1,050	93,293
Western Union Co.	4,750	86,735
Zions Bancorporation	4,240	90,397
		960,011
Data Processing, Hosting and Related Services - 0.78%
Citrix Systems, Inc. (a)	1,236	87,323

Fabricated Metal Product Manufacturing - 0.75%
BWX Technologies, Inc.	2,624	83,706

Food and Beverage Stores - 0.46%
Whole Foods Market, Inc.	1,630	51,035

Food Manufacturing - 0.94%
Dean Foods Co.	3,887	74,980
Tyson Foods, Inc. - Class A	468	30,303
		105,283
Food Services and Drinking Places - 0.63%
Sonic Corp.	2,397	70,400

Furniture and Related Product Manufacturing - 1.33%
Herman Miller, Inc.	2,670	69,660
Tempur Sealy International, Inc. (a)	1,379	79,527
		149,187
General Merchandise Stores - 1.97%
Big Lots, Inc.	1,707	69,048
Target Corp.	1,246	97,749
Wal-Mart Stores, Inc.	820	54,399
		221,196

Health and Personal Care Stores - 1.68%
Express Scripts Holdings Co. (a)	1,370	96,421
Owens & Minor, Inc.	2,332	91,904
		188,325
Insurance Carriers and Related Activities - 5.97%
Aetna, Inc.	873	94,834
Aspen Insurance Holdings Ltd. (b)	1,902	85,000
First American Financial Corp.	2,061	76,319
Molina Healthcare, Inc. (a)	1,500	93,060
Old Republican International Corp.	4,730	84,194
Primerica, Inc.	1,984	83,705
Progressive Corp.	2,200	70,224
Voya Financial, Inc.	2,763	81,122
		668,458
Machinery Manufacturing - 1.46%
Actuant Corp. - Class A	3,480	81,467
Brunswick Corp.	1,920	81,677
		163,144
Merchant Wholesalers, Durable Goods - 1.59%
Reliance Steel & Aluminum Co.	1,430	87,073
VWR Corp. (a)	3,714	90,622
		177,695
Merchant Wholesalers, Nondurable Goods - 1.60%
AmerisourceBergen Corp.	1,027	88,958
Cardinal Health, Inc.	1,105	90,278
		179,236
Nonmetallic Mineral Product Manufacturing - 1.62%
Headwaters, Inc. (a)	5,050	88,981
Sherwin-Williams Co.	340	91,970
		180,951
Nonstore Retailers - 1.55%
Amazon.com, Inc. (a)	160	88,403
World Fuel Services Corp.	1,810	84,726
		173,129
Personal and Laundry Services - 0.69%
Shutterfly, Inc. (a)	1,750	77,770

Petroleum and Coal Products Manufacturing - 3.96%
Marathon Petroleum Corp.	1,733	59,355
Owens Corning	1,941	83,308
PBF Energy, Inc. - Class A	1,758	53,092
Tesoro Corp.	1,049	84,633
Valero Energy Corp.	1,296	77,864
Western Refining, Inc.	3,179	84,783
		443,035
Primary Metal Manufacturing - 0.84%
Worthington Industries, Inc.	3,040	94,574

Professional, Scientific, and Technical Services - 5.91%
Amgen, Inc.	544	77,400
Computer Sciences Corp.	3,095	89,167
F5 Networks, Inc. (a)	860	82,706
Fluor Corp.	1,591	73,250
FTI Consulting, Inc. (a)	2,280	75,035
Leidos Holdings, Inc.	2,024	87,477
MasterCard, Inc. - Class A	1,000	86,920
Sykes Enterprises, Inc. (a)	2,935	89,430
		661,385
Publishing Industries (except Internet) - 3.72%
Aspen Technology, Inc. (a)	2,650	87,371
Mentor Graphics Corp.	4,600	87,860
MicroStrategy, Inc. - Class A (a)	500	80,445
New York Times Co. - Class A	6,640	83,465
Thomson Reuters Corp. (b)	2,110	77,226
		416,367
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.72%
Morningstar, Inc.	1,020	80,978

Support Activities for Agriculture and Forestry - 0.73%
Fresh Del Monte Produce, Inc. (b)	2,039	81,784

Support Activities for Mining - 0.72%
Noble Corp. PLC (b)	9,694	80,751

Telecommunications - 1.56%
DISH Network Corp. - Class A (a)	1,950	91,904
Verizon Communications, Inc.	1,636	82,994
		174,898
Transportation Equipment Manufacturing - 5.51%
B/E Aerospace, Inc.	1,910	83,314
Boeing Co.	672	79,417
Ford Motor Co.	5,575	69,743
General Dynamics Corp.	528	71,951
HEICO Corp.	1,472	84,654
Honeywell International, Inc.	776	78,648
Huntington Ingalls Industries, Inc.	608	79,684
Tenneco, Inc. (a)	1,520	69,190
		616,601
Utilities - 4.38%
CenterPoint Energy, Inc.	5,233	97,490
Exelon Corp.	3,093	97,399
Laclede Group, Inc.	1,499	98,214
Southwest Gas Corp.	1,630	99,431
UGI Corp.	2,649	97,907
		490,441
Water Transportation - 0.76%
Carnival Corp. (b)	1,778	85,273

Wholesale Electronic Markets and Agents and Brokers - 0.73%
Tech Data Corp. (a)	1,155	81,324

Wood Product Manufacturing - 0.93%
Universal Forest Products, Inc.	1,365	104,723
TOTAL COMMON STOCKS (Cost $9,386,687)		9,793,650

REAL ESTATE INVESTMENT TRUSTS* - 8.79%
American Assets Trust, Inc.	2,630	97,547
DiamondRock Hospitality Co.	12,026	107,031
Empire State Realty Trust, Inc. - Class A	6,240	97,843
Host Hotels & Resorts, Inc.	6,037	92,426
Lamar Advertising Co. - Class A	1,866	106,605
Liberty Property Trust	3,322	95,939
Monogram Residential Trust, Inc.	10,850	98,518
PS Business Parks, Inc.	1,032	94,748
RLJ Lodging Trust	4,636	97,217
Sovran Self Storage, Inc.	906	96,435
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $927,182)		984,309

SHORT-TERM INVESTMENTS - 6.65%
AIM STIT-STIC Prime Portfolio, 0.420% (c)(d)	744,200	744,200
TOTAL SHORT-TERM INVESTMENTS (Cost $744,200)		744,200

Total Investments (Cost $11,058,069) - 102.92%		11,522,159
Liabilities in Excess of Other Assets - (2.92)%		(326,683)
TOTAL NET ASSETS - 100.00%		$11,195,476

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $10,092,459, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	Variable rate security; the rate shown below represents the rate at February 29, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
February 29, 2016 (Unaudited)

	Shares	Value
Abengoa Yield PLC (a)	(3,890)	$(65,234)
ACADIA Pharmaceuticals, Inc.	(1,620)	(27,961)
Acadia Realty Trust	(477)	(15,765)
AECOM	(1,820)	(49,977)
Air Lease Corp. - Class A	(1,703)	(51,175)
Aircastle Ltd. (a)	(2,510)	(50,351)
Alexion Pharmaceuticals, Inc.	(187)	(26,330)
Allegheny Technologies, Inc.	(4,280)	(57,395)
Alnylam Pharmaceuticals, Inc.	(443)	(25,947)
American Equity Investment Life Holding Co.	(3,600)	(48,960)
AmTrust Financial Services, Inc.	(1,620)	(39,609)
Artisan Partners Asset Management, Inc. - Class A	(1,570)	(44,557)
Ascena Retail Group, Inc.	(7,640)	(64,557)
BioMarin Pharmaceutical, Inc.	(320)	(26,198)
Bluebird Bio, Inc.	(360)	(16,639)
BorgWarner, Inc.	(2,651)	(86,635)
Brookdale Senior Living, Inc.	(3,819)	(54,879)
Cabela's, Inc.	(1,300)	(62,374)
CalAtlantic Group, Inc.	(1,700)	(51,578)
Capitol Federal Financial, Inc.	(3,792)	(47,665)
Charter Communications, Inc. - Class A	(333)	(59,793)
Chemical Financial Corp.	(1,550)	(52,437)
Cheniere Energy, Inc.	(1,730)	(61,847)
Chipotle Mexican Grill, Inc.	(107)	(54,480)
CLARCOR, Inc.	(1,004)	(48,333)
Coach, Inc.	(1,300)	(50,622)
Colfax Corp.	(1,770)	(44,799)
CommScope Holding Company, Inc.	(2,061)	(51,917)
Communications Sales & Leasing, Inc.	(3,770)	(71,064)
comScore, Inc.	(1,230)	(50,615)
Concho Resources, Inc.	(630)	(56,851)
Consolidated Communications Holdings, Inc.	(3,132)	(73,257)
Cooper Companies, Inc.	(376)	(53,753)
Copa Holdings SA - Class A (a)	(1,160)	(70,830)
Cornerstone OnDemand, Inc.	(1,870)	(53,856)
Covanta Holding Corp.	(4,230)	(58,924)
Cypress Semiconductor Corp.	(9,610)	(76,688)
CyrusOne, Inc.	(1,460)	(57,874)
Demandware, Inc.	(1,430)	(49,607)
Dillard's, Inc. - Class A	(730)	(61,094)
Dollar Tree, Inc.	(750)	(60,188)
DreamWorks Animation SKG, Inc. - Class A	(2,731)	(70,077)
Dunkin' Brands Group, Inc.	(1,158)	(53,940)
Dynegy, Inc.	(7,280)	(73,382)
Edgewell Personal Care Co.	(1,220)	(93,269)
Education Realty Trust, Inc.	(1,290)	(51,149)
Endo International PLC (a)	(570)	(23,832)
Endurance Specialty Holdings Ltd. (a)	(1,016)	(63,266)
Enstar Group Ltd. (a)	(300)	(47,415)
Envision Healthcare Holdings, Inc.	(2,470)	(54,315)
ExamWorks Group, Inc.	(1,900)	(55,290)
FireEye, Inc.	(3,820)	(64,711)
First Financial Bancorp	(3,090)	(51,819)
FMC Corp.	(1,570)	(59,095)
Freeport-McMoRan, Inc. - Class B	(6,066)	(46,284)
Fresh Market, Inc.	(3,310)	(76,362)
Generac Holdings, Inc.	(1,526)	(53,013)

GEO Group, Inc.	(2,100)	(60,984)
Golar LNG Ltd. (a)	(4,160)	(76,252)
Gramercy Property Trust	(8,707)	(65,738)
Gulfport Energy Corp.	(2,200)	(52,800)
Hain Celestial Group, Inc.	(1,329)	(49,133)
Halyard Health, Inc.	(1,870)	(47,722)
Harman International Industries, Inc.	(329)	(25,228)
HCP, Inc.	(2,170)	(64,189)
Home BancShares, Inc.	(1,178)	(46,555)
HubSpot, Inc.	(1,430)	(59,574)
Hudson Pacific Properties, Inc.	(2,539)	(64,745)
Intercept Pharmaceuticals, Inc.	(160)	(17,821)
InterDigital, Inc.	(1,040)	(51,719)
Intra-Cellular Therapies, Inc.	(850)	(23,902)
Iron Mountain, Inc.	(2,380)	(69,924)
Joy Global, Inc.	(3,990)	(51,551)
Kansas City Southern	(854)	(69,780)
Kate Spade & Co.	(2,600)	(51,532)
Kennametal, Inc.	(3,028)	(60,954)
Kennedy-Wilson Holdings, Inc.	(3,510)	(66,760)
Kirby Corp.	(396)	(22,418)
Kite Pharma, Inc.	(720)	(32,197)
KLX, Inc.	(1,590)	(44,504)
Knowles Corp.	(4,748)	(54,032)
Kraft Heinz Co.	(640)	(49,293)
Las Vegas Sands Corp.	(1,190)	(57,453)
LendingClub Corp.	(6,540)	(57,094)
Liberty Broadband Corp. - Class C	(1,150)	(57,926)
Liberty Ventures - Class A	(1,990)	(73,013)
LifeLock, Inc.	(5,310)	(58,569)
Macquarie Infrastructure Corp.	(785)	(47,924)
Macy's, Inc.	(1,270)	(54,877)
MAXIMUS, Inc.	(990)	(48,679)
MBIA, Inc.	(6,860)	(47,060)
Medical Properties Trust, Inc.	(5,740)	(66,411)
Medicines Co.	(990)	(31,838)
Murphy Oil Corp.	(3,090)	(53,086)
National Fuel Gas Co.	(1,475)	(67,378)
Netflix, Inc.	(600)	(56,046)
NetScout Systems, Inc.	(2,630)	(54,362)
Neurocrine Biosciences, Inc.	(860)	(31,631)
Nevro Corp.	(1,016)	(58,522)
New Relic, Inc.	(1,931)	(51,403)
Nordson Corp.	(690)	(49,452)
NorthStar Asset Management Group, Inc.	(5,720)	(62,520)
Northwest Bancshares, Inc.	(3,800)	(47,842)
NOW, Inc.	(2,890)	(46,760)
Olin Corp.	(3,723)	(56,441)
OneMain Holdings, Inc.	(2,060)	(46,494)
Pandora Media, Inc.	(5,790)	(59,174)
Park National Corp.	(810)	(69,004)

Pattern Energy Group, Inc. - Class A	(4,058)	(68,905)
Penumbra, Inc.	(1,030)	(48,019)
Physicians Realty Trust	(3,620)	(62,192)
Platform Specialty Products Corp.	(7,180)	(50,906)
Polaris Industries, Inc.	(285)	(25,054)
Post Holdings, Inc.	(710)	(49,317)
Proofpoint, Inc.	(1,170)	(54,802)
Prothena Corp. PLC (a)	(740)	(23,562)
Puma Biotechnology, Inc.	(468)	(20,957)
Qorvo, Inc.	(1,774)	(79,971)
Radius Health, Inc.	(770)	(22,561)
Rayonier, Inc.	(2,845)	(62,106)
Reynolds American, Inc.	(1,365)	(68,837)
Rice Energy, Inc.	(6,630)	(60,731)
Royal Gold, Inc.	(1,300)	(60,281)
RSP Permian, Inc.	(2,510)	(60,014)
Sage Therapeutics, Inc.	(832)	(24,461)
Santander Consumer USA Holdings, Inc.	(4,600)	(47,150)
SLM Corp.	(7,480)	(43,683)
South Jersey Industries, Inc.	(2,115)	(53,827)
Southern Copper Corp.	(1,034)	(24,754)
SS&C Technologies Holdings, Inc.	(830)	(48,381)
Stericycle, Inc.	(510)	(58,104)
SunPower Corp.	(3,300)	(77,946)
Tahoe Resources, Inc. (a)	(7,160)	(66,158)
TESARO, Inc.	(542)	(21,929)
Tesla Motors, Inc.	(108)	(20,728)
TFS Financial Corp.	(3,108)	(52,525)
Third Point Reinsurance Ltd. (a)	(5,196)	(57,416)
Time, Inc.	(4,619)	(65,128)
TransUnion	(2,678)	(70,619)
Trex Company, Inc.	(1,140)	(49,100)
Trimble Navigation Ltd.	(2,060)	(47,916)
Triumph Group, Inc.	(1,658)	(50,503)
Twitter, Inc.	(3,060)	(55,447)
Tyler Technologies, Inc.	(350)	(42,112)
Ultragenyx Pharmaceutical, Inc.	(460)	(28,055)
Under Armour, Inc. - Class A	(524)	(43,854)
United Bankshares, Inc.	(1,810)	(63,423)
Univar, Inc.	(3,470)	(54,583)
Valley National Bancorp	(5,260)	(47,340)
Verisk Analytics, Inc. - Class A	(800)	(58,272)
ViaSat, Inc.	(86)	(6,279)
Viavi Solutions, Inc.	(7,200)	(47,016)
WEC Energy Group, Inc.	(1,110)	(62,549)
WhiteWave Foods Co.	(1,566)	(60,635)
Workday, Inc. - Class A	(243)	(14,689)
Wright Medical Group NV (a)	(2,720)	(46,485)
Wynn Resorts Ltd.	(820)	(67,634)
Yelp, Inc. - Class A	(2,840)	(57,482)
Zebra Technologies Corp. - Class A	(770)	(47,571)
Zendesk, Inc.	(3,040)	(55,632)
Zimmer Biomet Holdings, Inc.	(670)	(64,862)
Total Securities Sold Short (Proceeds $7,906,678)		$(8,382,563)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Opportunities Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.66%
Accommodation - 1.01%
Isle of Capri Casinos, Inc. (a)(c)	65,182	$739,816

Administrative and Support Services - 1.20%
ManTech International Corp. - Class A	30,230	880,600

Air Transportation - 1.95%
Atlas Air Worldwide Holdings, Inc. (a)	5,721	207,157
Hawaiian Holdings, Inc. (a)	17,390	748,118
Virgin America, Inc. (a)	15,170	473,152
		1,428,427
Ambulatory Health Care Services - 1.10%
LHC Group, Inc. (a)	22,549	803,421

Animal Production and Aquaculture - 1.60%
Cal-Maine Foods, Inc.	21,880	1,167,954

Broadcasting (except Internet) - 1.16%
Discovery Communications, Inc. - Class A (a)	13,218	330,450
MSG Network, Inc. - Class A (a)	10,062	165,218
Starz - Class A (a)	13,900	350,141
		845,809
Chemical Manufacturing - 7.94%
Chemtura Corp. (a)	18,400	464,232
Emergent BioSolutions, Inc. (a)	19,114	646,627
HB Fuller Co.	10,053	386,940
Innospec, Inc.	11,618	504,221
Insys Therapeutics, Inc. (a)	28,041	490,157
Ligand Pharmaceuticals, Inc. (a)	3,987	367,920
Myriad Genetics, Inc. (a)	25,593	895,755
NewLink Genetics Corp. (a)	6,602	138,906
Prestige Brands Holdings, Inc. (a)	19,442	950,713
Sucampo Pharmaceuticals, Inc. - Class A (a)	22,425	294,889
Trinseo SA (a)(b)	22,553	672,305
		5,812,665
Clothing and Clothing Accessories Stores - 1.46%
Abercrombie & Fitch Co. - Class A	24,905	723,490
Express, Inc. (a)	19,868	342,326
		1,065,816
Computer and Electronic Product Manufacturing - 9.86%
Benchmark Electronics, Inc. (a)	13,183	285,412
Bruker Corp. (a)	26,467	687,613
FormFactor, Inc. (a)	69,494	528,154
Jabil Circuit, Inc.	52,202	1,088,412
LivaNova PLC (a)(b)	13,750	776,049
MKS Instruments, Inc.	8,204	269,912
MTS Systems Corp.	8,245	453,063
NeoPhotonics Corp. (a)	75,692	829,584
Photronics, Inc. (a)	84,860	863,026
Plexus Corp. (a)	8,607	313,209
Polycom, Inc. (a)	32,258	335,806
Sanmina Corp. (a)	38,261	788,177
		7,218,417

Credit Intermediation and Related Activities - 13.32%
Banc of California, Inc.	62,477	957,772
Central Pacific Financial Corp.	48,432	965,250
Customers Bancorp, Inc. (a)	35,285	799,205
EverBank Financial Corp.	95,860	1,248,098
First NBC Bank Holding Co. (a)	11,274	265,841
Flagstar Bancorp, Inc. (a)	61,912	1,188,710
Huntington Bancshares, Inc.	103,461	905,284
Kearny Financial Corp.	20,885	249,993
SVB Financial Group (a)	13,775	1,223,909
Synovus Financial Corp.	15,435	410,417
TriCo Bancshares	37,398	927,470
Washington Federal, Inc.	28,713	608,428
		9,750,377
Data Processing, Hosting and Related Services - 1.85%
CSG Systems International, Inc.	24,942	946,798
First Data Corp. - Class A (a)	32,593	407,413
		1,354,211
Educational Services - 1.01%
Strayer Education, Inc. (a)	16,428	741,396

Electrical Equipment, Appliance, and Component Manufacturing - 0.90%
iRobot Corp. (a)	20,958	656,824

Fabricated Metal Product Manufacturing - 2.82%
BWX Technologies, Inc.	20,945	668,146
Smith & Wesson Holding Corp. (a)	26,425	670,138
Sturm Ruger & Co, Inc.	10,372	729,255
		2,067,539
Food and Beverage Stores - 1.86%
Core-Mark Holding Company, Inc.	4,752	349,890
Natural Grocers by Vitamin Cottage, Inc. (a)	26,062	524,367
SpartanNash Co.	17,880	490,806
		1,365,063
Food Manufacturing - 1.59%
Dean Foods Co.	60,455	1,166,177

Food Services and Drinking Places - 3.18%
Chuy's Holdings, Inc. (a)	25,660	822,146
Dave & Buster's Entertainment, Inc. (a)	18,971	700,220
Ruth's Hospitality Group, Inc.	45,930	806,990
		2,329,356
Furniture and Related Product Manufacturing - 2.33%
Ethan Allen Interiors, Inc.	22,861	652,224
Pier 1 Imports, Inc.	72,385	357,582
Steelcase, Inc. - Class A	55,655	695,131
		1,704,937
General Merchandise Stores - 0.42%
Big Lots, Inc.	7,666	310,090

Health and Personal Care Stores - 2.25%
Owens & Minor, Inc.	21,077	830,645
PharMerica Corp. (a)	35,275	815,205
		1,645,850
Hospitals - 0.94%
LifePoint Health, Inc. (a)	11,030	687,831

Insurance Carriers and Related Activities - 5.77%
Aspen Insurance Holdings Ltd. (b)	1,827	81,649
First American Financial Corp.	5,712	211,515
HCI Group, Inc. (c)	8,177	287,340
Maiden Holdings Ltd. (b)	15,721	188,180
Molina Healthcare, Inc. (a)(c)	14,109	875,322
Primerica, Inc.	25,162	1,061,585
Stewart Information Services Corp.	19,691	664,571
Triple-S Management Corp. - Class B (a)(b)	32,486	851,783
		4,221,945
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.83%
RPX Corp. (a)	61,325	607,731

Machinery Manufacturing - 1.63%
Dril-Quip, Inc. (a)	7,120	386,260
Rudolph Technologies, Inc. (a)	62,518	810,233
		1,196,493
Management of Companies and Enterprises - 2.89%
Cardinal Financial Corp.	32,571	627,317
Cooper-Standard Holdings, Inc. (a)	4,857	355,775
First Busey Corp.	44,955	851,898
Tile Shop Holdings, Inc. (a)	22,301	281,439
		2,116,429
Merchant Wholesalers, Durable Goods - 2.31%
Fitbit, Inc. (a)	24,117	294,951
Gentherm, Inc. (a)	10,523	438,809
VWR Corp. (a)	39,232	957,261
		1,691,021
Merchant Wholesalers, Nondurable Goods - 0.33%
Phibro Animal Health Corp. - Class A	8,834	244,348

Miscellaneous Manufacturing - 1.04%
ACCO Brands Corp. (a)	58,218	425,574
Pool Corp.	4,220	338,739
		764,313
Miscellaneous Store Retailers - 0.49%
Central Garden & Pet Company - Class A (a)	26,725	361,589

Motion Picture and Sound Recording Industries - 0.14%
AMC Entertainment Holdings, Inc. - Class A	4,270	102,608

Motor Vehicle and Parts Dealers - 0.99%
Group 1 Automotive, Inc.	6,281	350,229
Sonic Automotive, Inc. - Class A	19,683	376,929
		727,158
Nonstore Retailers - 1.19%
Insight Enterprises, Inc. (a)	19,003	495,978
World Fuel Services Corp.	8,035	376,118
		872,096
Paper Manufacturing - 0.95%
Clearwater Paper Corp. (a)	11,899	483,932
Greif, Inc. - Class A	8,065	213,803
		697,735
Personal and Laundry Services - 2.13%
Shutterfly, Inc. (a)	16,540	735,038
Weight Watchers International, Inc. (a)	69,859	822,240
		1,557,278
Petroleum and Coal Products Manufacturing - 0.72%
Alon USA Energy, Inc.	15,205	149,921
Western Refining, Inc.	14,122	376,634
		526,555
Pipeline Transportation - 0.73%
WGL Holdings, Inc.	7,800	531,882

Primary Metal Manufacturing - 3.50%
General Cable Corp. (c)	29,462	253,079
Global Brass & Copper Holdings, Inc.	32,316	712,245
Insteel Industries, Inc.	26,380	690,628
Worthington Industries, Inc.	29,225	909,190
		2,565,142
Printing and Related Support Activities - 1.03%
Ennis, Inc.	38,249	755,035

Professional, Scientific, and Technical Services - 7.77%
Allscripts Healthcare Solutions, Inc. (a)	63,290	792,391
Infoblox, Inc. (a)	27,690	428,641
Insperity, Inc.	8,182	388,563
Leidos Holdings, Inc.	18,834	814,005
LPL Financial Holdings, Inc.	22,913	463,530
PRA Health Sciences, Inc. (a)	10,805	466,452
Quality Systems, Inc.	48,688	757,098
Resources Connection, Inc.	47,910	664,512
Sykes Enterprises, Inc. (a)	30,036	915,198
		5,690,390
Publishing Industries (except Internet) - 6.09%
Aspen Technology, Inc. (a)	27,309	900,378
Cogent Communications Holdings, Inc.	8,614	316,134
Gannett Co, Inc.	17,133	261,450
Mentor Graphics Corp.	50,145	957,769
MicroStrategy, Inc. - Class A (a)	5,052	812,816
New York Times Co. - Class A	26,005	326,882
Web.com Group, Inc. (a)	48,585	881,818
		4,457,247
Rental and Leasing Services - 0.22%
Exterran Corp. (a)	11,963	163,175

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.13%
INC Research Holdings, Inc. - Class A (a)	20,167	800,227
KCG Holdings, Inc. - Class A (a)	37,910	400,709
Match Group, Inc. (a)	75,330	820,343
Morningstar, Inc.	10,017	795,250
Piper Jaffray Companies (a)	4,852	205,482
		3,022,011
Specialty Trade Contractors - 1.76%
Comfort Systems USA, Inc.	23,969	672,330
EMCOR Group, Inc.	13,411	615,163
		1,287,493
Support Activities for Mining - 2.24%
Atwood Oceanics, Inc.	44,110	303,477
Diamond Offshore Drilling, Inc.	9,365	187,394
Noble Corp. PLC (b)	52,865	440,365
ONE Gas, Inc.	12,197	707,182
		1,638,418

Support Activities for Transportation - 0.28%
Hub Group, Inc. (a)	5,640	208,229

Telecommunications - 2.08%
General Communication, Inc. - Class A (a)	20,385	389,150
NeuStar, Inc. - Class A (a)	35,999	895,295
United States Cellular Corp. (a)	5,749	238,009
		1,522,454
Transportation Equipment Manufacturing - 3.82%
Briggs & Stratton Corp.	32,885	699,464
HEICO Corp.	5,852	336,548
HEICO Corp. - Class A	7,645	334,087
Moog, Inc. - Class A (a)	6,978	301,310
Tower International, Inc.	17,961	385,443
Wabash National Corp. (a)	63,163	740,902
		2,797,754
Utilities - 4.31%
Ormat Technologies, Inc.	14,713	561,448
Southwest Gas Corp.	20,645	1,259,345
Talen Energy Corp. (a)	117,278	745,888
Vectren Corp.	12,898	587,117
		3,153,798
Wholesale Electronic Markets and Agents and Brokers - 1.62%
Tech Data Corp. (a)	16,814	1,183,874

Wood Product Manufacturing - 1.92%
American Woodmark Corp. (a)	9,372	640,014
Universal Forest Products, Inc.	9,977	765,435
		1,405,449
TOTAL COMMON STOCKS (Cost $90,846,547)		89,812,226

REAL ESTATE INVESTMENT TRUSTS* - 14.24%
Agree Realty Corp.	5,404	200,218
American Assets Trust, Inc.	25,761	955,475
DiamondRock Hospitality Co.	154,913	1,378,727
DuPont Fabros Technology, Inc.	18,609	663,411
Empire State Realty Trust, Inc. - Class A	79,334	1,243,957
Equity Commonwealth (a)	9,201	245,023
Monogram Residential Trust, Inc.	96,823	879,153
Parkway Properties, Inc.	48,715	652,294
PS Business Parks, Inc.	10,672	979,796
RLJ Lodging Trust	63,938	1,340,779
Ryman Hospitality Properties, Inc.	13,402	641,554
Summit Hotel Properties, Inc.	115,257	1,245,928
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,082,857)		10,426,315

SHORT-TERM INVESTMENTS - 0.00%
AIM STIT-STIC Prime Portfolio, 0.420% (c)(d)	628	628
TOTAL SHORT-TERM INVESTMENTS (Cost $628)		628

Total Investments (Cost $100,930,032) - 136.90%		100,239,169
Liabilities in Excess of Other Assets - (36.90)%		(27,021,118)
TOTAL NET ASSETS - 100.00%		$73,218,051

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $98,465,516, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	Variable rate security; the rate shown below represents the rate at February 29, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Opportunities Fund
Schedule of Securities Sold Short
February 29, 2016 (Unaudited)

	Shares	Value
2U, Inc.	(8,680)	$(193,998)
3D Systems Corp.	(19,464)	(207,681)
AAC Holdings, Inc.	(9,308)	(189,883)
ACADIA Pharmaceuticals, Inc.	(4,110)	(70,939)
Accelerate Diagnostics, Inc.	(5,950)	(71,579)
Achillion Pharmaceuticals, Inc.	(14,245)	(105,271)
Actua Corp.	(10,664)	(86,698)
Aimmune Therapeutics, Inc.	(6,855)	(109,680)
Air Lease Corp. - Class A	(5,345)	(160,617)
Alder Biopharmaceuticals, Inc.	(5,371)	(101,995)
Amicus Therapeutics, Inc.	(17,005)	(104,751)
Amplify Snack Brands, Inc.	(23,164)	(238,358)
Andersons, Inc.	(5,750)	(154,388)
Argan, Inc.	(4,480)	(144,570)
Astronics Corp.	(5,150)	(163,822)
Atara Biotherapeutics, Inc.	(5,673)	(93,264)
AtriCure, Inc.	(6,009)	(99,569)
Bluebird Bio, Inc.	(2,061)	(95,259)
Blueprint Medicines Corp.	(5,970)	(103,460)
Boston Private Financial Holdings, Inc.	(22,135)	(233,746)
Box, Inc. - Class A	(16,790)	(193,253)
Brookdale Senior Living, Inc.	(11,670)	(167,698)
CalAtlantic Group, Inc.	(11,879)	(360,409)
Capital Bank Financial Corp. - Class A	(7,985)	(235,158)
Capitol Federal Financial, Inc.	(20,470)	(257,308)
Carrizo Oil & Gas, Inc.	(3,566)	(76,669)
Cerus Corp.	(38,495)	(188,626)
City Holding Co.	(5,880)	(259,131)
Clovis Oncology, Inc.	(4,910)	(91,424)
ClubCorp Holdings, Inc.	(15,520)	(205,950)
Coherus Biosciences, Inc.	(7,745)	(109,902)
Colfax Corp.	(6,668)	(168,767)
Columbia Banking Systems, Inc.	(8,100)	(233,523)
Covanta Holding Corp.	(23,221)	(323,469)
Cypress Semiconductor Corp.	(28,535)	(227,709)
Darling Ingredients, Inc.	(24,361)	(219,493)
Dillard's, Inc. - Class A	(2,250)	(188,302)
Dorman Products, Inc.	(3,587)	(181,395)
Education Realty Trust, Inc.	(10,064)	(399,037)
Engility Holdings, Inc.	(10,815)	(156,926)
Envestnet, Inc.	(6,600)	(135,366)
Etsy, Inc.	(18,845)	(149,629)
Evolent Health, Inc.	(19,795)	(198,940)
Exact Sciences Corp.	(16,228)	(81,627)
FARO Technologies, Inc.	(6,488)	(207,940)
FireEye, Inc.	(14,345)	(243,004)
First Financial Bancorp	(13,895)	(233,019)
Five Below, Inc.	(4,242)	(162,681)
Flotek Industries, Inc.	(23,595)	(171,771)
GasLog Ltd. (a)	(12,455)	(118,323)
Glaukos Corp.	(11,640)	(191,594)
Golar LNG Ltd. (a)	(7,480)	(137,108)
Gray Television, Inc.	(9,090)	(104,899)
Greenlight Capital Re Ltd. - Class A (a)	(16,193)	(346,530)
GTT Communications, Inc.	(13,578)	(200,683)
Gulfport Energy Corp.	(6,159)	(147,816)
Hain Celestial Group, Inc.	(5,700)	(210,729)
Halyard Health, Inc.	(6,326)	(161,440)
Heartland Express, Inc.	(11,502)	(211,637)
Hortonworks, Inc.	(17,435)	(201,374)
Houghton Mifflin Harcourt Co.	(9,818)	(184,677)

HSN, Inc.	(3,040)	(161,394)
inContact, Inc.	(13,820)	(128,111)
Instructure, Inc.	(13,053)	(186,658)
Inter Parfums, Inc.	(2,201)	(55,707)
Intercept Pharmaceuticals, Inc.	(1,344)	(149,695)
Iridium Communications, Inc.	(17,020)	(117,949)
Joy Global, Inc.	(9,615)	(124,226)
KBR, Inc.	(11,030)	(152,545)
Kennedy-Wilson Holdings, Inc.	(21,922)	(416,957)
Kite Pharma, Inc.	(1,965)	(87,875)
KLX, Inc.	(6,510)	(182,214)
Knowles Corp.	(1,238)	(14,088)
Lattice Semiconductor Corp.	(44,635)	(282,540)
LDR Holding Corp.	(8,812)	(182,849)
LendingClub Corp.	(18,810)	(164,211)
LGI Homes, Inc.	(15,299)	(363,198)
LifeLock, Inc.	(6,635)	(73,184)
Loral Space & Communications, Inc.	(3,660)	(117,340)
MacroGenics, Inc.	(7,190)	(114,897)
MarineMax, Inc.	(9,384)	(166,472)
MaxLinear, Inc. - Class A	(14,110)	(227,030)
Medical Properties Trust, Inc.	(32,115)	(371,571)
Motorcar Parts of America, Inc.	(3,864)	(133,308)
NetScout Systems, Inc.	(10,014)	(206,990)
Nevro Corp.	(3,090)	(177,984)
New Relic, Inc.	(7,164)	(190,705)
New Senior Investment Group, Inc.	(43,604)	(422,523)
Nimble Storage, Inc.	(27,235)	(197,181)
Nortek, Inc.	(3,462)	(142,738)
NorthStar Asset Management Group, Inc.	(12,695)	(138,756)
Northwest Bancshares, Inc.	(20,100)	(253,059)
NOW, Inc.	(9,505)	(153,791)
Olin Corp.	(9,425)	(142,883)
OneMain Holdings, Inc.	(5,949)	(134,269)
PacWest Bancorp	(7,275)	(234,110)
Pandora Media, Inc.	(19,961)	(204,000)
Party City Holdco, Inc.	(16,334)	(161,544)
Pattern Energy Group, Inc. - Class A	(34,810)	(591,074)
Pennsylvania Real Estate Investment Trust	(21,006)	(402,475)
Platform Specialty Products Corp.	(20,943)	(148,486)
Potlatch Corp.	(10,422)	(275,558)
Puma Biotechnology, Inc.	(2,100)	(94,038)
Rayonier, Inc.	(9,501)	(207,407)
Relypsa, Inc.	(4,689)	(62,176)
Revlon, Inc.	(1,492)	(52,220)
Royal Gold, Inc.	(3,685)	(170,873)
Santander Consumer USA Holdings, Inc.	(13,285)	(136,171)
Scientific Games Corp. - Class A	(25,061)	(213,269)
Spectranetics Corp.	(18,555)	(263,109)
SPX Corp.	(16,125)	(190,114)
SPX FLOW, Inc.	(8,080)	(151,338)
Stillwater Mining Co.	(21,850)	(183,322)
Stratasys Ltd. (a)	(10,220)	(192,647)
SunPower Corp.	(9,915)	(234,192)
Sunrun, Inc.	(28,348)	(159,316)
SUPERVALU, Inc.	(20,386)	(104,172)
Synergy Resources Corp.	(15,264)	(95,400)
Tahoe Resources, Inc. (a)	(20,620)	(190,529)
Tailored Brands, Inc.	(10,630)	(164,127)
Team, Inc.	(12,740)	(326,526)
TerraForm Power, Inc. - Class A	(66,721)	(643,190)
Terreno Realty Corp.	(13,946)	(308,764)
TESARO, Inc.	(1,655)	(66,961)
Third Point Reinsurance Ltd. (a)	(700)	(7,735)
Time, Inc.	(7,810)	(110,121)
Trevena, Inc.	(11,965)	(100,147)
Tribune Media Co.	(2,410)	(86,519)

TrueCar, Inc.	(31,198)	(169,405)
TubeMogul, Inc.	(9,908)	(127,219)
Union Bankshares Corp.	(10,358)	(235,748)
United Bankshares, Inc.	(7,498)	(262,730)
US Ecology, Inc.	(9,555)	(353,535)
Viavi Solutions, Inc.	(31,260)	(204,128)
Wendy's Co.	(19,393)	(181,712)
Westamerica Bancorporation	(4,674)	(210,283)
Whiting Petroleum Corp.	(8,634)	(34,622)
Wingstop, Inc.	(7,223)	(172,052)
Wright Medical Group NV (a)	(8,184)	(139,865)
WSFS Financial Corp.	(7,805)	(236,492)
XPO Logistics, Inc.	(7,996)	(197,981)
Xura, Inc.	(9,413)	(184,777)
Yadkin Financial Corp.	(9,269)	(200,674)
Yelp, Inc. - Class A	(9,650)	(195,316)
Zebra Technologies Corp. - Class A	(2,910)	(179,780)
Zendesk, Inc.	(9,182)	(168,030)
Total Securities Sold Short (Proceeds $30,484,559)		$(26,895,341)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

	Convergence Core Plus Fund	Convergence Market Neutral Fund	Convergence Opportunities Fund
Cost of investments	$247,430,619	$11,058,069	$100,930,032
Gross unrealized appreciation on investments	14,113,905	528,497	4,955,172
Gross unrealized appreciation on short positions	10,446,369	87,842	4,111,079
Gross unrealized depreciation on investments	(11,247,738)	(64,407)	(5,646,035)
Gross unrealized depreciation on short positions	(1,280,605)	(563,727)	(521,861)
Net unrealized appreciation (depreciation)	$12,031,931	$(11,795)	$2,898,355

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Funds securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills are valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$234,850,913	$-	$-	$234,850,913
Real Estate Investment Trusts	10,357,133	-	-	10,357,133
Total Equity	245,208,046	-	-	245,208,046
Short-Term Investments	5,088,740	-	-	5,088,740
Total Assets	$250,296,786	$-	$-	$250,296,786

Liabilities:
Securities Sold Short	$59,958,598	$-	$-	$59,958,598

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$9,793,650	$-	$-	$9,793,650
Real Estate Investment Trusts	984,309	-	-	984,309
Total Equity	10,777,959	-	-	10,777,959
Short-Term Investments	744,200	-	-	744,200
Total Assets	$11,522,159	$-	$-	$11,522,159

Liabilities:
Securities Sold Short	$8,382,563	$-	$-	$8,382,563
Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$89,812,226	$-	$-	$89,812,226
Real Estate Investment Trusts	10,426,315	-	-	10,426,315
Total Equity	100,238,541	-	-	100,238,541
Short-Term Investments	628	-	-	628
Total Assets	$100,239,169	$-	$-	$100,239,169

Liabilities:
Securities Sold Short	$26,895,341	$-	$-	$26,895,341

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended February 29, 2016 with significant unobservable inputs which would be classified as Level 3. During the period ended February 29, 2016, there were no transfers between levels for the Funds. It is the Funds's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                    ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date  ____ _April 22, 2016  _                                                     _____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date  ____ _April 22, 2016  _                                                     _____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date  ____ _April 22, 2016  _                                                     _____

* Print the name and title of each signing officer under his or her signature.